Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net loss	$ (8,775,295)	$ (7,835,939)
Adjustment to reconcile net loss to cash used in operating activities:
Accretion of asset retirement obligation	1,103,000	871,000
Loss on extinguishment of debt	875,609
Depreciation	36,404	17,977
Non-Cash Interest Expense		458,619
Change in fair value of liabilities	(2,910,316)	1,955,000
Stock-based compensation expense	473,170	362,093
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,495,369)	(125,529)
Other receivables	(267,383)	(7,481)
Other assets	(55,330)
Accounts receivable – related party	(318,801)	(90,499)
Accounts payable	1,545,094	664,371
Accounts payable – related party	1,663,440	(1,313,336)
Accrued expenses and other liabilities	2,479,286	544,712
Token liability	24,245
Net cash used in operating activities	(5,622,246)	(4,499,012)
Cash Flows from Investing Activities:
Purchase of fixed assets		(2,798)
Net cash used in investing activities		(2,798)
Cash Flows from Financing Activities:
Proceeds from convertible notes	4,900,000	1,823,243
Repayment of principal in cash	(182,251)
Proceeds from Business Combination		13,264
Issuance of Ordinary Shares	657,722	2,870,496
Net cash provided by financing activities	5,375,471	4,707,003
Effect of exchange rate changes on cash and cash equivalents	158,974	(68,051)
Net (decrease) increase in cash	(87,801)	137,142
Cash, beginning of period	679,442	170,557
Cash, end of period	591,641	307,699
Supplemental cash flow information:
Interest paid		36,406
Taxes paid
Noncash investing and financing activities:
Accounts payable, accrued liabilities and other current liabilities combined		3,013,837
Convertible notes payable combined		770,000
Non-cash issuance of warrants	149,695
Conversion of convertible notes and loans into ordinary shares, including accrued interest	4,925,671
Warrant liabilities combined		$ 230,000